COMMITMENTS AND CONTINGENCIES (Details - Lease cost) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Operating lease right of use asset, gross	$ 243,550	$ 243,550
Operating lease right of use asset, accumulated depreciation	(203,986)	(183,767)
Operating lease right of use asset	39,564	59,783
Operating lease liability	40,612	61,180
Operating lease liability, current	(21,738)	(42,305)
Operating lease liability, noncurrent	$ 18,874	$ 18,875